Securitizations and Variable Interest Entities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 71	¥ 73	¥ 163	¥ 202
Debt securities issued by SPEs with an initial fair value	263	372	479	817
Cash inflows from third parties on the sale of debt securities	164	205	291	496
Cumulative balance of financial assets transferred to SPEs	5,460		5,460		5,035
Retained interests	181		181		215
Interests held in SPEs	5	10	11	29
Outstanding collateral service agreements and written credit default swap agreements	¥ 2		¥ 2		4
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			10.00%	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			20.00%	20.00%	20.00%